Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of December 31, 2019 and 2018:

	As of December 31,
	2019						2018
Debt obligation	Collateral (number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$2,900,000	$—	$2,900,000	7.09%	2020 - 2022	$4,900,000
AerCap Trust & AICDC Notes		12,500,000	—	12,500,000	4.13%	2020 - 2028	10,749,864
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	200,000
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		2,024,000	—	2,024,000	3.28%	2020 - 2023	1,160,000
Fair value adjustment		NA	NA	99,093	NA	NA	177,450
TOTAL UNSECURED		$22,374,000	$4,950,000	$17,523,093			$17,187,314
Secured
Export credit facilities	18	565,312	—	565,312	2.43%	2021 - 2030	849,372
Institutional secured term loans & secured portfolio loans	191	7,303,496	—	7,303,496	3.62%	2022 - 2030	7,533,028
AerFunding Revolving Credit Facility	16	2,500,000	1,624,855	875,145	3.72%	2022	919,484
Other secured debt (b)	42	1,062,756	—	1,062,756	4.06%	2021 - 2037	1,633,099
Fair value adjustment		NA	NA	(2,835)	NA	NA	(2,103)
TOTAL SECURED		$11,431,564	$1,624,855	$9,803,874			$10,932,880
Subordinated
Subordinated notes		2,250,000	—	2,250,000	5.18%	2045 - 2079	1,500,000
Subordinated debt issued by joint ventures		47,521	—	47,521	—	2020 - 2023	48,234
Fair value adjustment		NA	NA	(222)	NA	NA	(225)
TOTAL SUBORDINATED		$2,297,521	$—	$2,297,299			$1,548,009
Debt issuance costs, debt discounts and debt premium		NA	NA	(138,135)	NA	NA	(160,616)
	267	$36,103,085	$6,574,855	$29,486,131			$29,507,587

(a)
The weighted average interest rate for our floating rate debt is calculated based on the applicable U.S. dollar LIBOR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.

(b)
In addition to the 42 aircraft, 74 engines are pledged as collateral.
The following table provides a summary of the outstanding subordinated debt as of December 31, 2019:

	As of December 31, 2019
	Amount outstanding	Weighted average interest rate	Maturity
ECAPS Subordinated Notes	$1,000,000	4.00%	2065
2045 Subordinated Notes	500,000	6.50%	2045
2079 Subordinated Notes	750,000	5.88%	2079
	$2,250,000

The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity
Institutional secured term loans
Hyperion	58	$1,050,000	3.69%	2023
Vancouver (b)	20	350,000	3.69%	2022
Secured portfolio loans
Celtago & Celtago II	25	1,095,174	3.43%	2022 - 2024
Cesium	15	853,844	3.71%	2025
Goldfish	13	723,326	3.34%	2025
Scandium	10	678,953	3.96%	2025
Rhodium	11	594,619	3.46%	2026
Other secured facilities	39	1,957,580	3.65%	2022 - 2030
	191	$7,303,496

(a)	These loans are secured by a combination of aircraft and the equity interests in the borrower and certain SPE subsidiaries of the borrower that own the aircraft.
(b)
In January 2020, the Vancouver term loan was fully repaid and terminated.

Schedule of maturities of debt financings
The following table provides a summary of the outstanding senior unsecured notes issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”) as of December 31, 2019:

Maturities of ILFC Legacy Notes
2020	$1,000,000
2021	500,000
2022	1,400,000
$2,900,000

Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2019 were as follows:

Maturities of debt financing (a)
2020	$3,454,301
2021	4,450,347
2022	6,859,785
2023	3,532,951
2024	3,010,218
Thereafter	8,220,628
$29,528,230

(a)
For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations”.
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2019:

Maturities of AGAT/AICDC Notes
2020	$1,500,000
2021	2,600,000
2022	2,100,000
2023	1,200,000
2024	1,650,000
Thereafter	3,450,000
$12,500,000